Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Contributions	Delinquent Participant Contributions
Employee withholdings of $292 were not remitted to the Plan within the typical time period by the Company. Lost earnings were minimal and were remitted to the Plan in July 2025.